Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill and Intangible Asset Impairment	$ 0	$ 0	$ 0
Impairment of Intangible Assets, Finite-Lived	0	0	0
Amortization of intangible assets	$ 4,166,000	$ 4,223,000	$ 3,631,000